Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Profit or loss [abstract]
Revenue	$ 231,212	$ 337,516
Expenses
Research and development	5,458,818	3,258,268
General and administrative	6,093,918	4,058,954
Depreciation and amortization	536,302	431,153
Finance costs	12,321	13,299
Foreign exchange	67,779	10,191
Expenses	12,169,138	7,771,865
Loss before other items	(11,937,926)	(7,434,349)
Other items
Change in fair value of derivative financial liability	(220,916)	0
Other income	13,052	0
Loss on sale of vehicle	0	(2,512)
Profit (loss)	$ (12,145,790)	$ (7,436,861)
Basic loss per share	$ (0.446)	$ (0.364)
Diluted loss per share	$ (0.446)	$ (0.364)
Weighted average number of common shares outstanding	27,225,530	20,434,819